Shareholder Fees	Oct. 20, 2025 USD ($)
KraneShares Dragon Capital Vietnam Growth Index ETF | KraneShares Dragon Capital Vietnam Growth Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0